Litigation (Details) $ in Thousands	Dec. 31, 2020 USD ($) claim	Dec. 31, 2019 USD ($)
Number of claims or actions pending | claim	0
Accounts receivable	$ 46,648	$ 41,410
Long-term prepayment	950	1,103
Accounts payable	31,612	23,961
Other payables	8,355	$ 5,864
Seroquel
Accounts receivable	1,200
Long-term prepayment	1,000
Accounts payable	900
Other payables	$ 1,200